Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
INVENTORY

4. INVENTORY

Inventory consists of the following:

	December 31, 2022	December 31, 2021
Finished goods	$-	$96,725
Work-in-process	-	-
Raw materials	-	84,620
Allowance for inventory valuation and obsolescence loss	-	(155,370)
Inventories, net	$-	$25,975

For the year ended December 31, 2022, the inventories were expensed as research and development expenses.